Quarterly Holdings Report
for
Fidelity Advisor® Growth & Income Fund
August 31, 2023
AGAI-NPRT3-1023
1.805763.119
Common Stocks - 93.1%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 4.4%
Diversified Telecommunication Services - 0.6%
Cellnex Telecom SA (a)	77,500	2,967
Elisa Corp. (A Shares)	12,500	614
Verizon Communications, Inc.	82,209	2,876
		6,457
Entertainment - 1.3%
Activision Blizzard, Inc.	14,400	1,325
The Walt Disney Co. (b)	49,700	4,159
Universal Music Group NV	230,200	5,707
Warner Music Group Corp. Class A	56,000	1,865
		13,056
Media - 2.5%
Comcast Corp. Class A	443,658	20,745
Interpublic Group of Companies, Inc. (c)	174,500	5,690
		26,435
TOTAL COMMUNICATION SERVICES		45,948
CONSUMER DISCRETIONARY - 3.1%
Automobile Components - 0.3%
BorgWarner, Inc.	71,900	2,930
Phinia, Inc.	6,580	183
		3,113
Hotels, Restaurants & Leisure - 1.4%
Amadeus IT Holding SA Class A	67,300	4,619
Churchill Downs, Inc.	24,400	3,057
Domino's Pizza, Inc.	6,100	2,363
Marriott International, Inc. Class A	12,900	2,625
Starbucks Corp.	22,200	2,163
		14,827
Household Durables - 0.2%
Sony Group Corp. sponsored ADR (c)	14,100	1,173
Whirlpool Corp. (c)	4,200	588
		1,761
Specialty Retail - 0.9%
Lowe's Companies, Inc.	38,457	8,864
TJX Companies, Inc.	2,400	222
Williams-Sonoma, Inc.	1,000	141
		9,227
Textiles, Apparel & Luxury Goods - 0.3%
NIKE, Inc. Class B	14,800	1,505
Puma AG	18,944	1,270
Tapestry, Inc.	300	10
Wolverine World Wide, Inc.	20,800	168
		2,953
TOTAL CONSUMER DISCRETIONARY		31,881
CONSUMER STAPLES - 6.2%
Beverages - 2.3%
Diageo PLC sponsored ADR	29,000	4,804
Keurig Dr. Pepper, Inc.	233,700	7,864
Pernod Ricard SA	6,900	1,356
Remy Cointreau SA	4,044	627
The Coca-Cola Co.	161,784	9,680
		24,331
Consumer Staples Distribution & Retail - 1.4%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	5,600	293
Sysco Corp.	79,700	5,551
Target Corp.	28,200	3,569
Walmart, Inc.	29,500	4,797
		14,210
Household Products - 0.2%
Colgate-Palmolive Co.	6,800	500
Kimberly-Clark Corp.	1,700	219
Procter & Gamble Co.	9,300	1,435
		2,154
Personal Care Products - 1.3%
Estee Lauder Companies, Inc. Class A	15,900	2,552
Haleon PLC ADR	616,909	5,071
Kenvue, Inc.	276,007	6,362
		13,985
Tobacco - 1.0%
Altria Group, Inc.	184,920	8,177
Philip Morris International, Inc.	18,300	1,758
		9,935
TOTAL CONSUMER STAPLES		64,615
ENERGY - 10.9%
Energy Equipment & Services - 0.0%
Baker Hughes Co. Class A	5,700	206
Oil, Gas & Consumable Fuels - 10.9%
Canadian Natural Resources Ltd.	24,400	1,579
Cenovus Energy, Inc. (Canada)	145,500	2,901
Energy Transfer LP	45,900	618
Enterprise Products Partners LP	23,300	620
Exxon Mobil Corp.	700,800	77,922
Hess Corp.	118,915	18,372
Imperial Oil Ltd.	147,700	8,387
Kosmos Energy Ltd. (b)	394,300	2,871
		113,270
TOTAL ENERGY		113,476
FINANCIALS - 16.7%
Banks - 10.7%
Bank of America Corp.	846,242	24,262
JPMorgan Chase & Co.	63,543	9,298
M&T Bank Corp.	25,900	3,239
PNC Financial Services Group, Inc.	83,016	10,023
Truist Financial Corp.	151,349	4,624
U.S. Bancorp	226,130	8,261
Wells Fargo & Co.	1,258,350	51,957
		111,664
Capital Markets - 2.0%
Brookfield Corp. Class A	56,101	1,914
Charles Schwab Corp.	3,000	177
CME Group, Inc.	1,600	324
Intercontinental Exchange, Inc.	1,100	130
KKR & Co. LP	64,113	4,027
Morgan Stanley	29,630	2,523
Northern Trust Corp.	99,537	7,572
Raymond James Financial, Inc.	39,350	4,116
S&P Global, Inc.	100	39
State Street Corp.	9,870	678
		21,500
Financial Services - 3.1%
Edenred SA	57,400	3,662
Fidelity National Information Services, Inc.	53,200	2,972
Global Payments, Inc.	22,300	2,825
MasterCard, Inc. Class A	6,800	2,806
Visa, Inc. Class A	82,640	20,303
		32,568
Insurance - 0.9%
American Financial Group, Inc.	4,500	522
Arthur J. Gallagher & Co.	3,300	761
Brookfield Asset Management Reinsurance Partners Ltd.	172	6
Chubb Ltd.	12,100	2,431
Marsh & McLennan Companies, Inc.	17,766	3,464
Old Republic International Corp.	23,500	643
The Travelers Companies, Inc.	8,000	1,290
		9,117
TOTAL FINANCIALS		174,849
HEALTH CARE - 12.0%
Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	13,500	1,389
Becton, Dickinson & Co.	14,593	4,078
Boston Scientific Corp. (b)	179,020	9,656
GE Healthcare Holding LLC (d)	66,612	4,693
Koninklijke Philips Electronics NV (depository receipt) (NY Reg.) (c)	105,029	2,345
Sonova Holding AG	2,713	718
		22,879
Health Care Providers & Services - 5.3%
Cardinal Health, Inc. (d)	55,400	4,838
Cigna Group	45,700	12,625
CVS Health Corp.	81,151	5,289
Humana, Inc.	4,100	1,893
McKesson Corp.	25,833	10,651
UnitedHealth Group, Inc.	41,800	19,921
		55,217
Life Sciences Tools & Services - 0.6%
Danaher Corp.	24,600	6,519
Pharmaceuticals - 3.9%
Bristol-Myers Squibb Co.	217,400	13,403
Eli Lilly & Co.	15,600	8,646
GSK PLC sponsored ADR	175,447	6,163
Johnson & Johnson	50,975	8,242
Sanofi SA sponsored ADR	22,200	1,181
UCB SA	27,300	2,451
Zoetis, Inc. Class A	1,500	286
		40,372
TOTAL HEALTH CARE		124,987
INDUSTRIALS - 16.1%
Aerospace & Defense - 3.7%
Airbus Group NV	40,900	5,984
General Dynamics Corp.	15,200	3,445
Howmet Aerospace, Inc.	21,100	1,044
Huntington Ingalls Industries, Inc.	11,800	2,600
MTU Aero Engines AG	6,100	1,427
RTX Corp.	21,931	1,887
Safran SA	14,300	2,292
Textron, Inc.	19,700	1,531
The Boeing Co. (b)	82,410	18,462
		38,672
Air Freight & Logistics - 1.6%
DSV A/S	5,300	1,008
Expeditors International of Washington, Inc.	700	82
FedEx Corp.	12,600	3,289
United Parcel Service, Inc. Class B	71,179	12,058
		16,437
Building Products - 0.4%
A.O. Smith Corp.	19,500	1,414
Johnson Controls International PLC	45,000	2,658
		4,072
Commercial Services & Supplies - 0.5%
GFL Environmental, Inc.	165,900	5,377
RB Global, Inc.	1,300	80
		5,457
Electrical Equipment - 1.0%
Acuity Brands, Inc.	14,600	2,355
AMETEK, Inc.	3,400	542
Hubbell, Inc. Class B	13,612	4,438
Regal Rexnord Corp.	16,700	2,709
Rockwell Automation, Inc.	2,100	655
		10,699
Ground Transportation - 0.4%
Knight-Swift Transportation Holdings, Inc. Class A	78,000	4,276
Industrial Conglomerates - 4.5%
3M Co.	11,400	1,216
General Electric Co. (d)	394,336	45,136
		46,352
Machinery - 1.9%
Allison Transmission Holdings, Inc.	43,300	2,617
Caterpillar, Inc.	3,800	1,068
Cummins, Inc.	6,200	1,426
Donaldson Co., Inc.	75,800	4,841
Epiroc AB (A Shares)	2,700	52
Fortive Corp.	32,000	2,523
Kardex AG	550	127
Nordson Corp.	17,200	4,199
Otis Worldwide Corp.	9,565	818
Stanley Black & Decker, Inc.	11,710	1,105
Westinghouse Air Brake Tech Co.	12,231	1,376
		20,152
Passenger Airlines - 0.0%
Copa Holdings SA Class A (c)	3,400	346
Professional Services - 0.8%
Equifax, Inc.	9,500	1,964
Genpact Ltd.	66,400	2,479
Paycom Software, Inc.	1,700	501
RELX PLC (London Stock Exchange)	94,538	3,081
Robert Half, Inc.	800	59
TransUnion Holding Co., Inc.	6,500	528
		8,612
Trading Companies & Distributors - 1.1%
Brenntag SE	8,300	673
Fastenal Co.	13,900	800
MSC Industrial Direct Co., Inc. Class A	1,500	153
Watsco, Inc. (c)	22,664	8,262
WESCO International, Inc.	6,700	1,084
		10,972
Transportation Infrastructure - 0.2%
Aena SME SA (a)	9,700	1,525
TOTAL INDUSTRIALS		167,572
INFORMATION TECHNOLOGY - 18.1%
Electronic Equipment, Instruments & Components - 0.3%
CDW Corp.	12,900	2,724
IT Services - 0.4%
Amdocs Ltd.	15,500	1,383
IBM Corp.	19,400	2,849
		4,232
Semiconductors & Semiconductor Equipment - 4.6%
Analog Devices, Inc.	20,000	3,636
Applied Materials, Inc.	20,295	3,100
BE Semiconductor Industries NV	7,400	851
Broadcom, Inc.	4,100	3,784
Lam Research Corp.	4,400	3,091
Marvell Technology, Inc.	143,200	8,341
Microchip Technology, Inc.	2,300	188
NVIDIA Corp.	17,605	8,689
NXP Semiconductors NV	22,700	4,670
Qualcomm, Inc.	63,798	7,307
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	35,800	3,350
Teradyne, Inc.	8,600	928
		47,935
Software - 9.4%
Intuit, Inc.	15,400	8,344
Microsoft Corp.	244,983	80,294
Open Text Corp.	18,100	729
Sage Group PLC	51,900	638
SAP SE sponsored ADR (c)	62,500	8,731
		98,736
Technology Hardware, Storage & Peripherals - 3.4%
Apple, Inc.	180,792	33,965
FUJIFILM Holdings Corp.	7,000	414
Samsung Electronics Co. Ltd.	17,790	898
		35,277
TOTAL INFORMATION TECHNOLOGY		188,904
MATERIALS - 2.7%
Chemicals - 0.9%
DuPont de Nemours, Inc.	68,800	5,290
International Flavors & Fragrances, Inc.	4,800	338
LyondellBasell Industries NV Class A	24,500	2,420
PPG Industries, Inc.	6,000	851
Sherwin-Williams Co.	1,600	435
		9,334
Metals & Mining - 1.8%
First Quantum Minerals Ltd.	354,000	9,510
Freeport-McMoRan, Inc.	237,800	9,491
		19,001
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	2,800	175
TOTAL MATERIALS		28,510
REAL ESTATE - 1.2%
Equity Real Estate Investment Trusts (REITs) - 1.2%
American Tower Corp.	26,500	4,805
Crown Castle International Corp.	28,800	2,894
Equinix, Inc.	110	86
Public Storage	200	55
Simon Property Group, Inc.	44,800	5,084
		12,924
UTILITIES - 1.7%
Electric Utilities - 1.6%
Constellation Energy Corp.	5,600	583
Duke Energy Corp.	13,900	1,234
Entergy Corp.	15,800	1,505
Eversource Energy	16,000	1,021
Exelon Corp.	15,700	630
PG&E Corp. (b)	106,900	1,742
Southern Co.	149,600	10,132
		16,847
Multi-Utilities - 0.1%
Sempra	16,400	1,152
TOTAL UTILITIES		17,999
TOTAL COMMON STOCKS (Cost $682,928)		971,665

Convertible Bonds - 0.0%
	Principal Amount (e) (000s)	Value ($) (000s)
COMMUNICATION SERVICES - 0.0%
Interactive Media & Services - 0.0%
Snap, Inc. 0.125% 3/1/28 (Cost $737)	1,004	708

Money Market Funds - 8.4%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.43% (f)	68,561,247	68,575
Fidelity Securities Lending Cash Central Fund 5.44% (f)(g)	18,898,435	18,900
TOTAL MONEY MARKET FUNDS (Cost $87,475)		87,475

TOTAL INVESTMENT IN SECURITIES - 101.5% (Cost $771,140)	1,059,848
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(16,019)
NET ASSETS - 100.0%	1,043,829

Written Options
	Counterparty	Number of Contracts	Notional Amount ($) (000s)	Exercise Price ($)	Expiration Date	Value ($) (000s)
Call Options
Cardinal Health, Inc.	Chicago Board Options Exchange	65	568	100.00	09/15/23	0
GE HealthCare Technologies, Inc.	Chicago Board Options Exchange	324	2,283	90.00	10/20/23	(2)
General Electric Co.	Chicago Board Options Exchange	391	4,475	120.00	09/15/23	(12)

TOTAL WRITTEN OPTIONS						(14)

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,492,000 or 0.4% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $7,326,000.
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	73,093	154,504	159,022	2,356	-	-	68,575	0.2%
Fidelity Securities Lending Cash Central Fund 5.44%	12,462	90,474	84,036	95	-	-	18,900	0.1%
Total	85,555	244,978	243,058	2,451	-	-	87,475

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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